Segment Information - Summary of Operating Segments Disclosures - Consolidated Balance Sheet Data (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[1]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	$ 649	$ 653		$ 626
Derivative financial instruments (current and non-current)	42	136
Cash and cash equivalents	5,936	5,783	[1]	$ 7,721	[1]	$ 4,218
Total assets as reported in the Consolidated Balance Sheet	45,188	44,670
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	9,636	10,487
Derivative financial instruments (current and non-current)	128	14
Total liabilities as reported in the Consolidated Balance Sheet	22,851	23,756
Operating segments
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	38,396	37,935
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	9,517	9,971
Operating segments | Americas Materials
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	17,609	17,064
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	3,227	3,292
Operating segments | Building Products
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	9,165	8,504
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	2,045	2,579
Operating segments | Europe Materials
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Total assets as reported in the Consolidated Balance Sheet	11,622	12,367
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Total liabilities as reported in the Consolidated Balance Sheet	4,245	4,100
Material reconciling items
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	649	653
Other financial assets	14	12
Derivative financial instruments (current and non-current)	42	136
Income tax assets (current and deferred)	151	151
Cash and cash equivalents	5,936	5,783
Total assets as reported in the Consolidated Balance Sheet	45,188	44,670
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	9,636	10,487
Derivative financial instruments (current and non-current)	128	14
Income tax liabilities (current and deferred)	3,570	3,284
Total liabilities as reported in the Consolidated Balance Sheet	$ 22,851	$ 23,756

[1]	See the Accounting Policies on page 181 for further details.